Expense Example {- Fidelity SAI Total Bond Fund} - 08.31 Fidelity SAI Total Bond Fund PRO-05 - Fidelity SAI Total Bond Fund - Fidelity SAI Total Bond Fund	Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381